Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the fair value of our assets (liabilities) that are required to be measured at fair value on a recurring basis as of December 31, 2017 and 2016 (in thousands):

		Fair Value at Reporting Date Using
	December 31, 2017	Level 1	Level 2	Level 3
Derivatives:
Foreign currency forward contracts	$6,213	$—	$6,213	$—
Interest rate swap contracts	(3,170)	—	(3,170)	—
Total	$3,043	$—	$3,043	$—

		Fair Value at Reporting Date Using
	December 31, 2016	Level 1	Level 2	Level 3
Derivatives:
Foreign currency forward contracts	(7,360)	—	(7,360)	—
Interest rate swap contracts	(15,684)	—	(15,684)	—
Total	$(23,044)	$—	$(23,044)	$—

Schedule of Fair Value and Carrying Value of 2016 Notes, 2019 Notes and Term Loans
The following table presents the fair value and carrying value of all our notes and term loans under our Amended and Restated Credit Agreement as of December 31, 2017 and 2016 (in thousands):

	Fair Value at December 31,		Carrying Value(4) at December 31,
Financial Instrument	2017	2016	2017	2016
Term Loan A	$559,223	$—	$553,444	$—
Term Loan B	$1,890,453	—	1,873,993	—
2016 Term Loan A(1)	—	583,538	—	582,595
2013 Term Loan B(2)	—	1,435,993	—	1,417,616
2013 Incremental Term Loan Facility(2)	—	283,413	—	282,354
2013 Term Loan C(2)	—	49,436	—	49,237
Revolver, $400 million(3)	—	—	—	—
5.375 % Senior Secured Notes Due 2023	546,563	542,919	530,000	530,000
5.25% Senior Secured Notes Due 2023	512,500	515,000	500,000	500,000

(1)	Refinanced on August 23, 2017 by the Term Loan A.

(2)	Refinanced on February 22, 2017 by the 2017 Term Loan B.

(3)	Pursuant to the August 23, 2017 refinancing, the interest rate on the Revolver was reduced from L+2.50% to L+2.25% and the maturity was extended from July 2021 to July 2022.

(4)	Excludes net unamortized debt issuance costs.